Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE CREDIT OPPORTUNITIES FUND, INC.
Entity Central Index Key	0001600600
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000141380
Shareholder Report [Line Items]
Fund Name	Credit Opportunities Fund
Class Name	Investor Class
Trading Symbol	PRCPX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Credit Opportunities Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Credit Opportunities Fund - Investor Class	$42	0.81%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%
AssetsNet	$ 232,247,000
Holdings Count | Holding	315
InvestmentCompanyPortfolioTurnover	20.50%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$232,247
Number of Portfolio Holdings	315

Holdings [Text Block]
BBB/BB Rated and Above	3.0%
BB Rated	20.2
BB/B Rated	17.4
B Rated	26.5
B/CCC Rated	6.3
CCC Rated and Below	13.8
Not Rated	6.5
Short-Term Holdings	6.3

Largest Holdings [Text Block]
Vistra	4.0%
Talen Energy Supply	2.1
Venture Global LNG	2.1
Cloud Software Group	1.9
CCO Holdings	1.8
Asurion	1.7
HUB International	1.7
TransDigm	1.7
DISH DBS	1.6
Navient	1.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000141381
Shareholder Report [Line Items]
Fund Name	Credit Opportunities Fund
Class Name	Advisor Class
Trading Symbol	PAOPX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Credit Opportunities Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Credit Opportunities Fund - Advisor Class	$47	0.91%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%
AssetsNet	$ 232,247,000
Holdings Count | Holding	315
InvestmentCompanyPortfolioTurnover	20.50%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$232,247
Number of Portfolio Holdings	315

Holdings [Text Block]
BBB/BB Rated and Above	3.0%
BB Rated	20.2
BB/B Rated	17.4
B Rated	26.5
B/CCC Rated	6.3
CCC Rated and Below	13.8
Not Rated	6.5
Short-Term Holdings	6.3

Largest Holdings [Text Block]
Vistra	4.0%
Talen Energy Supply	2.1
Venture Global LNG	2.1
Cloud Software Group	1.9
CCO Holdings	1.8
Asurion	1.7
HUB International	1.7
TransDigm	1.7
DISH DBS	1.6
Navient	1.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000177210
Shareholder Report [Line Items]
Fund Name	Credit Opportunities Fund
Class Name	I Class
Trading Symbol	TCRRX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Credit Opportunities Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Credit Opportunities Fund - I Class	$29	0.56%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%
AssetsNet	$ 232,247,000
Holdings Count | Holding	315
InvestmentCompanyPortfolioTurnover	20.50%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$232,247
Number of Portfolio Holdings	315

Holdings [Text Block]
BBB/BB Rated and Above	3.0%
BB Rated	20.2
BB/B Rated	17.4
B Rated	26.5
B/CCC Rated	6.3
CCC Rated and Below	13.8
Not Rated	6.5
Short-Term Holdings	6.3

Largest Holdings [Text Block]
Vistra	4.0%
Talen Energy Supply	2.1
Venture Global LNG	2.1
Cloud Software Group	1.9
CCO Holdings	1.8
Asurion	1.7
HUB International	1.7
TransDigm	1.7
DISH DBS	1.6
Navient	1.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless